Share Capital - Schedule of DSU and PSU Liability (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Director Share Unit (DSU)
Disclosure of classes of share capital [line items]
Units, beginning balance (in shares) | shares	575,041	333,818
Units, granted and vested during the period (in shares) | shares	167,571	241,223
Units, paid (in shares) | shares	(259,691)
Units, ending balance (in shares) | shares	482,921	575,041
Amount, beginning balance	$ 1,903	$ 826
Granted and vested during the period	631	649
Paid	(956)
Change in fair value	114	428
Amount, ending balance	$ 1,692	$ 1,903
Performance Share Units (PSU)
Disclosure of classes of share capital [line items]
Units, beginning balance (in shares) | shares	1,472,719	706,286
Units, unvested PSUs recognized in the period (in shares) | shares	1,035,489	796,758
Units, expired/cancelled (in shares) | shares	(190,888)
Units, paid (in shares) | shares	(489,098)	(30,325)
Units, ending balance (in shares) | shares	1,828,222	1,472,719
Amount, beginning balance	$ 2,804	$ 292
Unvested PSUs recognized in the period	1,861	1,178
Vested PSUs recognized in the period		29
Paid	(1,289)	(47)
Change in fair value	374	1,352
Amount, ending balance	3,750	$ 2,804
Less: current portion	(1,520)
Non-current portion	$ 2,230